UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  (811-05037)

Professionally Managed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Eric W. Falkeis
Professionally Managed Portfolios
777 East Wisconsin Avenue
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-5301
Registrant's telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period:  June 30, 2012

Item 1. Report to Stockholders.

SEMI-ANNUAL REPORT

June 30, 2012

Congress Large Cap Growth Fund
Semi-Annual Letter to Mutual Fund Shareholders
For the period January 1, 2012 to June 30, 2012

Dear Shareholder:

Performance Highlights:

For the 6 month period from January 1, 2012 to June 30, 2012, the Fund’s Retail and Institutional shares both produced returns of +8.62% compared with +9.49 % for the Standard & Poor’s 500 Index and +10.08% for the Russell 1000 Growth Index.

Market Commentary:

The first quarter of this year was marked by broad optimism. Earnings growth was strong (up 14% in the fourth quarter as measured by the S&P 500® Index) and concerns regarding the Euro were relegated to the back pages.  Optimism began to fade in April however and fell off a cliff in May with most stock market indicators down over 6%.  The cause was renewed fears that the Eurozone was facing an imminent break up and that an economic slowdown in China and other developing regions were escalating into a broader recession.  Calmer heads have since prevailed and the market returns were solidly positive in June.

Depending on one’s view, European political leaders continue to either kick the proverbial can down the road or make halting progress on restructuring the Eurozone pact.  It may take another year or longer before a workable solution is found. This summer represents the third year in a row with these Euro concerns. As such, Europe remains an economic albatross.   Behind the scenes, however, companies have learned to adapt to this uncertainty and have exhibited steady if unspectacular growth.

Domestically the US economy continues to advance at a subdued rate of about 2%.  The underpinnings appear to be improving.  Our financial sector is stronger than it was a few years ago and stronger than the European counterparts. Employment trends continue to improve slowly with the latest figures indicating that compensation increased at 3.3% during the second quarter.  Importantly, housing appears to finally have stabilized.  Housing starts in June were higher than at any point since 2008 and the inventory of houses for sale is at the lowest level since 1963, when these records were first recorded. The lack of housing inventory could indicate that house prices have bottomed, especially since household formations are on an uptrend.  Longer term, the resurgence in domestic oil and gas production helps alleviate our dependence on foreign energy.  It also makes the US more attractive to industries and companies that utilize large quantities of energy in the manufacturing or development process.

Portfolio Commentary:

The information technology sector remains the largest sector in the portfolio at 28%.  Through June 30, the technology and financial sectors were the best performing areas of the portfolio.  Apple, the single largest holding, was up greater than 40% while Teradata, a data warehouse company, returned over 50%.  Financial stocks in general were very strong over the past six months.  American Tower completed its conversion to real estate investment trust (REIT) status and along with Capital One Financial returned over 25%.   Energy, at 9% of the portfolio, was the weakest sector as both natural gas and oil prices declined during the period.  Given the increased economic uncertainty and higher than average multiples we sold Fastenal, Starbucks and Cerner realizing gains on all three.  The replacements included Travelers, Agilent Technologies, and Johnson & Johnson.

In Closing:

The Fund’s portfolio is valued at $17,545,737 as of June 30, 2012.  Thank you for your continued confidence. We look forward to serving your investment needs.

Sincerely,

Daniel A. Lagan, CFA	Alfred A. Lagan, CFA	Gregg A. O’Keefe, CFA

Important Disclosures

Past performance is not a guarantee of future results.

The opinions provided herein are those of Congress Asset Management and are not intended to be a forecast of future events, a guarantee of future results, nor investment advice.

Must be preceded or accompanied by a prospectus.

Investment performance reflects fee waivers.  In the absence of such waivers total returns would be reduced.

Mutual fund investing involves risk.  Principal loss is possible.  The Fund may invest in foreign securities which may involve greater volatility and political, economic, and currency risks and differences in accounting methods.

The S&P 500 Index is a broad based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general.  The Russell 1000 Growth Index measures performance of the large-cap growth segment of the U.S. Equity Universe.

Fund holdings and sector allocations are subject to change and should not be considered a recommendation to buy or sell any security.  For a complete list of fund holdings, please refer to the Schedule of Investment in this report.

A basis point is one hundredth of a percentage point (0.01%).

Congress Large Cap Growth Fund is distributed by Quasar Distributors, LLC

CONGRESS LARGE CAP GROWTH FUND

SECTOR ALLOCATION at June 30, 2012 (Unaudited)

Sector Allocation	Percent of Net Assets
Information Technology	28.3%
Consumer Discretionary	12.8%
Industrials	11.8%
Consumer Staples	11.7%
Financials	9.6%
Energy	8.9%
Materials	7.3%
Health Care	7.0%
Cash*	2.6%
Net Assets	100.0%

* Cash Equivalents and Liabilities in Excess of Other Assets.

EXPENSE EXAMPLE For the Six Months Ended June 30, 2012 (Unaudited)

As a shareholder of the Congress Large Cap Growth Fund (the “Fund”), you incur two types of costs: (1) transaction costs and (2) ongoing costs, including investment advisory fees; distribution and/or service fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.  The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (1/1/12 – 6/30/12).

Actual Expenses

The first line of the table below provides information about actual account values based on actual returns and actual expenses. Although the Fund charges no sales load or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent.  If you request that a redemption be made by wire transfer, currently, a $15.00 fee is charged by the Fund’s transfer agent.  You will be charged a redemption fee equal to 1.00% of the net amount of the redemption if you redeem your shares less than 90 days after you purchase them.  An Individual Retirement Account (“IRA”) will be charged a $15.00 annual maintenance fee.  To the extent the Fund invests in shares of other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Fund invests in addition to the expenses of the Fund.  Actual expenses of the underlying funds are expected to vary among the various underlying funds.  These expenses are not included in the example below.  The example below includes, but is not limited to, investment advisory fees, shareholder servicing fees, fund accounting, custody and transfer agent fees.  However, the example below does not include portfolio trading commissions and related expenses, interest expense or dividends on short positions taken by the Fund and other extraordinary expenses as determined under generally accepted accounting principles.  You may use the information in the example, together with the amount you invested, to estimate the

CONGRESS LARGE CAP GROWTH FUND

EXPENSE EXAMPLE For the Six Months Ended June 30, 2012 (Unaudited) (Continued)

expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During the Period
	1/1/12	6/30/12	1/1/12 – 6/30/12
Retail Class Actual	$1,000	$1,086	$5.19*

Retail Class Hypothetical
(5% return before expenses)	$1,000	$1,020	$5.02*

Institutional Class Actual	$1,000	$1,086	$3.89**

Institutional Class Hypothetical
(5% return before expenses)	$1,000	$1,021	$3.77**

*
Expenses are equal to the Fund’s annualized expense ratio for the most recent six month period of 1.00%, (reflecting fee waivers in effect) multiplied by the average account value over the period multiplied by 182/366 (to reflect the one-half year period).

**
Expenses are equal to the Fund’s annualized expense ratio for the most recent six month period of  0.75%, (reflecting fee waivers in effect) multiplied by the average account value over the period multiplied by 182/366 (to reflect the one-half year period).

CONGRESS LARGE CAP GROWTH FUND

SCHEDULE OF INVESTMENTS at June 30, 2012 (Unaudited)

Shares		Value
COMMON STOCKS: 97.4%

Banks: 2.5%
14,200	BB&T Corp.	$438,070

Capital Goods: 6.9%
4,692	Deere & Co.	379,442
4,400	Roper Industries, Inc.	433,753
5,200	United
	Technologies Corp.	392,756
		1,205,951
Chemical Manufacturing: 5.2%
6,400	Johnson & Johnson	432,384
5,800	Monsanto Co.	480,124
		912,508
Consumer Durables &
Apparel: 4.1%
5,800	Coach, Inc.	339,184
2,900	V.F. Corp.	387,005
		726,189
Consumer Services: 2.1%
4,116	McDonald’s Corp.	364,389

Diversified Financials: 1.9%
6,197	Capital One
	Financial Corp.	338,728

Energy: 8.9%
5,300	Exxon Mobil Corp.	453,521
6,000	National Oilwell
	Varco, Inc.	386,640
4,300	Occidental
	Petroleum Corp.	368,811
5,500	Schlumberger Ltd.	357,005
		1,565,977
Food & Staples Retailing: 2.2%
13,000	Walgreen Co.	384,540

Food, Beverage & Tobacco: 7.1%
5,666	The Coca Cola Co.	443,025
11,375	Kraft Foods,
	Inc. - Class A	439,302
4,426	Mead Johnson
	Nutrition Co.	356,337
		1,238,664
Health Care Equipment
& Services: 4.5%
3,984	Becton,
	Dickinson and Co.	297,804
900	Intuitive
	Surgical, Inc.*	498,411
		796,215
Household & Personal
Products: 2.5%
4,205	Colgate-
	Palmolive Co.	437,741

Insurance: 2.4%
6,700	The Travelers
	Companies, Inc.	427,728

Materials: 4.6%
8,000	E.I. DuPont de
	Nemours & Co.	404,560
3,674	Praxair, Inc.	399,474
		804,034
Other Information
Services: 2.3%
700	Google, Inc.*	406,049

Retailing: 6.6%
10,400	Dollar Tree, Inc.*	559,520
13,722	The TJX
	Companies, Inc.	589,085
		1,148,605
Semiconductors &
Semiconductor Equipment: 2.2%
16,500	Arm Holdings
	PLC - ADR	392,535

Software & Services: 10.3%
7,613	Accenture PLC	457,465
8,900	Check Point Software
	Technologies Ltd.*	441,351
2,169	International Business
	Machines Corp.	424,213
6,639	Teradata Corp.*	478,074
		1,801,103

The accompanying notes are an integral part of these financial statements.

CONGRESS LARGE CAP GROWTH FUND

SCHEDULE OF INVESTMENTS at June 30, 2012 (Unaudited) (Continued)

Shares		Value
Technology Hardware
& Equipment: 13.5%
10,500	Agilent
	Technologies, Inc.	$412,020
1,195	Apple, Inc.*	697,880
23,902	Cisco Systems, Inc.	410,397
16,500	EMC Corp.*	422,895
7,573	QUALCOMM, Inc.	421,665
		2,364,857
Telecommunication Services: 2.7%
6,800	American Tower Corp.	475,388

Transportation: 4.9%
5,046	Canadian National
	Railway Co.	425,781
5,500	United Parcel
	Service, Inc.	433,180
		858,961
TOTAL COMMON STOCKS
(Cost $14,613,331)		17,088,232

SHORT-TERM INVESTMENT: 2.4%

Money Market Fund: 2.4%
424,558	Invesco Short-Term
	Prime Portfolio -
	Institutional Class,
	0.080% (a)	424,558
TOTAL SHORT-TERM
INVESTMENT
(Cost $424,558)		424,558
TOTAL INVESTMENTS
IN SECURITIES: 99.8%
(Cost $15,037,889)		17,512,790
Other Assets in Excess of
Liabilities: 0.2%		32,947
TOTAL NET
ASSETS: 100.0%		$17,545,737

*	Non-income producing security.
ADR – American Depository Receipt
(a)	7-day yield as of June 30, 2012.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund’s Administrator, U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

(This Page Intentionally Left Blank.)

CONGRESS LARGE CAP GROWTH FUND

STATEMENT OF ASSETS AND LIABILITIES at June 30, 2012 (Unaudited)

ASSETS:
Investments in securities, at value
(Cost $15,037,889) (Note 2)	$17,512,790
Cash	1,580
Receivables:
Dividends and interest	17,514
Fund shares sold	20,137
Due from advisor, net	7,596
Prepaid expenses	24,013
Total assets	17,583,630

LIABILITIES:
Payables:
Currency payable	8
Administration fees	3,206
Custody fees	912
Distribution fees	10,344
Fund accounting fees	1,708
Transfer agent fees	4,957
Chief Compliance Officer fees	598
Other accrued expenses	16,160
Total liabilities	37,893
NET ASSETS	$17,545,737

COMPONENTS OF NET ASSETS:
Paid-in capital	$12,462,054
Undistributed net investment income	36,910
Accumulated net realized gain on
investments and foreign currency	2,571,858
Net unrealized appreciation on investments	2,474,901
Net unrealized appreciation on foreign currency transactions	14
Net assets	$17,545,737

Retail Class:
Net assets	$16,887,199
Shares issued and outstanding (unlimited number
of shares authorized without par value)	1,038,450
Net asset value, and redemption price per share	$16.26

Institutional Class:
Net assets	$658,538
Shares issued and outstanding (unlimited number
of shares authorized without par value)	40,496
Net asset value, and redemption price per share	$16.26

The accompanying notes are an integral part of these financial statements.

CONGRESS LARGE CAP GROWTH FUND

STATEMENT OF OPERATIONS For the Six Months Ended June 30, 2012 (Unaudited)

INVESTMENT INCOME
Dividends (net of $557 foreign withholding tax)	$127,867
Interest	316
Total investment income	128,183

EXPENSES (NOTE 3)
Investment advisory fees	47,853
Transfer agent fees	27,007
Administration fees	24,002
Fund accounting fees	20,386
Distribution fees	20,044
Audit fees	10,213
Registration fees	9,040
Miscellaneous expenses	4,754
Chief Compliance Officer fees	3,744
Reports to shareholders	2,990
Custody fees	2,978
Legal fees	2,892
Trustee fees	1,963
Insurance expense	553
Total expenses	178,419
Less: fees waived	(86,412)
Net expenses	92,007
Net investment income	36,176

REALIZED & UNREALIZED GAIN (LOSS) ON INVESTMENTS
& FOREIGN CURRENCY TRANSACTIONS
Net realized gain on investments & foreign currency	4,028,174
Change in net unrealized depreciation on investments	(2,058,087)
Change in net unrealized appreciation on foreign
currency transactions	14
Net realized and unrealized gain on investments	1,970,101
Net increase in net assets
resulting from operations	$2,006,277

The accompanying notes are an integral part of these financial statements.

CONGRESS LARGE CAP GROWTH FUND

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended	Year Ended
	June 30, 2012	December 31,
	(Unaudited)	2011
INCREASE (DECREASE) IN NET ASSETS FROM:

OPERATIONS
Net investment income	$36,176	$225,724
Net realized gain (loss) on investments	4,028,174	(162,230)
Change in net unrealized (depreciation)
appreciation on investments	(2,058,087)	714,838
Change in net unrealized appreciation on
foreign currency transactions	14	—
Net increase in net assets
resulting from operations	2,006,277	778,332

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	—	(225,641)
Total distributions to shareholders	—	(225,641)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived
from net change in outstanding
shares - Retail Class (a)	1,591,900	2,180,238
Net (decrease) increase in net assets
derived from net change in outstanding
shares - Institutional Class (a)	(19,873,089)	761,487
Total (decrease) increase in net assets
from capital share transactions	(18,281,189)	2,941,725
Total (decrease) increase
in net assets	(16,274,912)	3,494,416

NET ASSETS
Beginning of period	33,820,649	30,326,233
End of period	$17,545,737	$33,820,649
Undistributed net investment income	$36,910	$734

The accompanying notes are an integral part of these financial statements.

CONGRESS LARGE CAP GROWTH FUND

STATEMENT OF CHANGES IN NET ASSETS (Continued)

(a) Summary of capital share transactions is as follows:

	Six Months Ended
	June 30, 2012		Year Ended
	(Unaudited)		December 31, 2011
	Shares	Value	Shares	Value
Retail Class
Shares sold	116,398	$1,885,258	335,300	$5,087,856
Shares issued in
reinvestment of distributions	—	—	2,479	37,279
Shares redeemed (b)	(18,102)	(293,358)	(200,342)	(2,944,897)
Net increase	98,296	$1,591,900	137,437	$2,180,238

(b) Net of redemption fees of $0 and $410, respectively.

	Six Months Ended
	June 30, 2012		Year Ended
	(Unaudited)		December 31, 2011
	Shares	Value	Shares	Value
Institutional Class
Shares sold	—	$—	40,188	$610,056
Shares issued in
reinvestment of distributions	—	—	10,070	151,446
Shares redeemed	(1,278,835)	(19,873,089)	(1)	(15)
Net increase	(1,278,835)	$(19,873,089)	50,257	$761,487

The accompanying notes are an integral part of these financial statements.

CONGRESS LARGE CAP GROWTH FUND

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout the period/year

RETAIL CLASS
	Six Months
	Ended				Period
	June 30,		Year Ended		Ended
	2012		December 31,		December 31,
	(Unaudited)		2011	2010	2009*
Net asset value, beginning of period/year	$14.97		$14.64	$13.35	$10.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment income	0.04	**	0.08 **	0.08 **	0.03
Net realized and unrealized
gain on investments	1.25		0.33	1.28	3.35
Total from investment operations	1.29		0.41	1.36	3.38

LESS DISTRIBUTIONS:
From net investment income	—		(0.08)	(0.07)	(0.03)
Paid-in capital from redemption
fees (Note 2)	—		— ***	— ***	—	***
Net asset value, end of period/year	$16.26		$14.97	$14.64	$13.35
Total Return	8.62	%^	2.79%	10.18%	33.76	%^

SUPPLEMENTAL DATA:
Net assets, end of period/year (millions)	$16.9		$14.1	$11.7	$5.7

Portfolio turnover rate	22	%^	31%	69%	38	%^

RATIO OF EXPENSES TO AVERAGE NET ASSETS:
Before fees waived
and expenses absorbed	1.90	%+	1.42%	2.10%	8.15	%+
After fees waived and
expenses absorbed	1.00	%+	1.00%	1.06%#	1.25	%+

RATIO OF NET INVESTMENT INCOME
(LOSS) TO AVERAGE NET ASSETS:
Before fees waived
and expenses absorbed	(0.43	)%+	0.13%	(0.47)%	(6.39	)%+
After fees waived
and expenses absorbed	0.47	%+	0.55%	0.57%	0.51	%+

*	The Fund and Retail Class shares commenced operations on March 31, 2009.
**	Calculated based on the average number of shares outstanding during the period.
***	Less than $0.01 per share.
+	Annualized.
^	Not annualized.
#	Effective April 30, 2010 the Advisor has contractually agreed to limit the Retail Class shares annual ratio of expenses to 1.00% of the Retail Class daily net assets. See Note 3.

The accompanying notes are an integral part of these financial statements.

CONGRESS LARGE CAP GROWTH FUND

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout the period/year

INSTITUTIONAL CLASS
	Six Months Ended		Year Ended	Period Ended
	June 30, 2012		December 31,	December 31,
	(Unaudited)		2011	2010	*
Net asset value, beginning of period/year	$14.97		$14.64	$13.66

INCOME FROM INVESTMENT OPERATIONS:
Net investment income	(0.01	)**	0.12 **	0.10	**
Net realized and unrealized
gain on investments	1.30		0.33	0.98
Total from investment operations	1.29		0.45	1.08

LESS DISTRIBUTIONS:
From net investment income	—		(0.12)	(0.10)
From net realized gain	—		—	—
Paid-in capital from
redemption fees (Note 2)	—		—	—
Net asset value, end of period/year	$16.26		$14.97	$14.64
Total Return	8.62	%^	3.04%	7.88	%^

SUPPLEMENTAL DATA:
Net assets, end of period/year (millions)	$0.7		$19.7	$18.6

Portfolio turnover rate	22	%^	31%	69	%^

RATIO OF EXPENSES TO AVERAGE NET ASSETS:
Before fees waived
and expenses absorbed	1.65	%+	1.17%	1.39	%+
After fees waived
and expenses absorbed	0.75	%+	0.75%	0.75	%+

RATIO OF NET INVESTMENT INCOME (LOSS)
TO AVERAGE NET ASSETS:
Before fees waived
and expenses absorbed	(1.02	)%+	0.36%	0.42	%+
After fees waived
and expenses absorbed	(0.12	)%+	0.78%	1.06	%+

*	Institutional Class shares have been offered since April 30, 2010.
**	Calculated based on the average number of shares outstanding during the period.
+	Annualized.
^	Not annualized.

The accompanying notes are an integral part of these financial statements.

CONGRESS LARGE CAP GROWTH FUND

NOTES TO FINANCIAL STATEMENTS June 30, 2012 (Unaudited)

NOTE 1 – ORGANIZATION

The Congress Large Cap Growth Fund (the “Fund”) is a series of shares of beneficial interest of Professionally Managed Portfolios (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end investment management company.  The Fund commenced operations on March 31, 2009.

The Fund offers Retail Class and Institutional Class shares.  Each class of shares has equal rights as to earnings and assets except that each class bears different distribution expenses.  Each class of shares has exclusive voting rights with respect to matters that affect just that class.  Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Fund’s investment objective is to seek long-term capital appreciation.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund.  These policies are in conformity with accounting principles generally accepted in the United States of America.

A.
Security Valuation.  All equity securities that are traded on a national securities exchange, except those listed on the NASDAQ Global Market® (“NASDAQ”), are valued at the last reported sale price on the exchange on which the security is principally traded.  Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”).  If, on a particular day, an exchange-traded or NASDAQ security does not trade, then the mean between the most recent quoted bid and asked prices will be used.  All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market.  If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used.

Short-term securities that have a maturity of less than 60 days, at the time of purchase, are valued at cost, which when combined with accrued interest, approximates market value.

Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Fund’s Board of Trustees.  When a security is “fair valued,” consideration is given to the

CONGRESS LARGE CAP GROWTH FUND

NOTES TO FINANCIAL STATEMENTS June 30, 2012 (Unaudited) (Continued)

facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Fund’s Board of Trustees.  Fair value pricing is an inherently subjective process, and no single standard exists for determining fair value.  Different funds could reasonably arrive at different values for the same security.  The use of fair value pricing by a fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations.  At June 30, 2012, the Fund did not hold fair valued securities.

As described above, the Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets and other characteristics particular to the security.  To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in

CONGRESS LARGE CAP GROWTH FUND

NOTES TO FINANCIAL STATEMENTS June 30, 2012 (Unaudited) (Continued)

the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund’s net assets as of June 30, 2012:

	Level 1	Level 2	Level 3	Total
Common Stocks^	$17,088,232	$—	$—	$17,088,232
Short-Term Investment	424,558	—	—	424,558
Total Investments in Securities	$17,512,790	$—	$—	$17,512,790

^See Schedule of Investments for industry breakout.

There were no transfers into or out of Levels 1 and 2 during the six months ended June 30, 2012 for the Fund.

B.
Federal Income Taxes.  The Fund has elected to be taxed as a “regulated investment company” and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies.  Therefore, no provision for federal income taxes or excise taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, the Fund intends to declare each year as dividends in each calendar year at least 98.0% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years.

Net capital losses incurred after October 31 and within the taxable year are deemed to arise on the first business day of the Fund’s next taxable year.  At December 31, 2011, the Fund had a post October losses of $47,823.  At December 31, 2011, the Fund had capital loss carryforwards available for federal income tax purposes as follows:

Year of Expiration	Amount
December 31, 2017	$8,963
December 31, 2018	1,239,509
No Expiration	123,586	Short-term loss
No Expiration	27,274	Long-term loss
	$1,399,332

CONGRESS LARGE CAP GROWTH FUND

NOTES TO FINANCIAL STATEMENTS June 30, 2012 (Unaudited) (Continued)

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.  Management has analyzed the Fund’s tax position, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns field for open tax year (2009-2011), or expected to be taken in the Fund’s 2012 tax returns.  The Fund identifies its major tax jurisdictions as U.S. Federal and Massachusetts State; however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

C.
Security Transactions and Investment Income.  Investment securities transactions are accounted for on the trade date.  Gains and losses realized on sales of securities are determined on a specific identification basis.  Discounts/premiums on debt securities purchased are accreted/amortized over the life of the respective securities using the effective interest method.  Dividend income is recorded on the ex-dividend date.  Interest income is recorded on an accrual basis.  Other non-cash dividends are recognized as investment income at the fair value of the property received.  Withholding taxes on foreign dividends have been provided for in accordance with the Trust’s understanding of the applicable country’s tax rules and rates.

D.
Distributions to Shareholders.  Distributions to shareholders from net investment income and net realized gains on securities for the Fund are normally declared and paid on an annual basis.  Distributions are recorded on the ex-dividend date.

E.
Use of Estimates.  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amount of revenue and expenses during the reporting period.  Actual results could differ from those estimates.

F.
Share Valuation.  The net asset value (“NAV”) per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent.  The Fund’s shares will not be

CONGRESS LARGE CAP GROWTH FUND

NOTES TO FINANCIAL STATEMENTS June 30, 2012 (Unaudited) (Continued)

priced on the days on which the NYSE is closed for trading.  The offering and redemption price is equal to the Fund’s net asset value per share.  The Fund charges a 1.00% redemption fee on shares held less than 90 days.  This fee is deducted from the redemption proceeds otherwise payable to the shareholder.  The Fund retains the fee charged as paid-in-capital and such fees become part of the Fund’s daily NAV calculation.

G.
Guarantees and Indemnifications.  In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses.  The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.  However, based on experience, the Fund expects the risk of loss to be remote.

H.
Subsequent events.  In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued.  Please see Note 7 for additional subsequent information.

I.
Recent Accounting Pronouncement.  In May 2011, the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and International Financial Reporting Standards (“IFRS”)”.  ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS.  ASU 2011-04 will require reporting to entities to disclose the following information for fair value measurements categorized within Level 3 of the fair value hierarchy: quantitative information about the unobservable inputs used in the fair value measurement, the valuation processes used by the reporting entity, and a narrative description of the sensitivity of the fair value measurement to changes in observable inputs and the interrelationships between those unobservable inputs.  In addition, ASU 2011-04 will require reporting to entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements.  The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011.  At this time, management is evaluating the implications of ASU 2011-04 and its impact on the financial statements.

CONGRESS LARGE CAP GROWTH FUND

NOTES TO FINANCIAL STATEMENTS June 30, 2012 (Unaudited) (Continued)

In December 2011, FASB issued ASU No. 2011-11 related to disclosures about offsetting assets and liabilities.  The amendments in this ASU require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position.  The ASU is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods.  The guidance requires retrospective application for all comparative periods presented. Management is currently evaluating the impact ASU 2011-11 will have on the financial statement disclosures.

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY
TRANSACTIONS

Congress Asset Management Company (the “Advisor”) provides the Fund with investment management services under an Investment Advisory Agreement (the “Agreement”).  Under the Agreement, the Advisor furnishes all investment advice, office space, certain administrative services, and provides most of the personnel needed by the Fund.  As compensation for its services, the Advisor is entitled to a monthly fee at the annual rate of 0.50% based upon the average daily net assets of the Fund.  For the six months ended June 30, 2012, the Fund incurred $47,853 in advisory fees.

The Advisor has contractually agreed to limit the Fund’s Retail Class annual ratio of expenses to 1.00% and Institutional Class annual ratio of expenses to 0.75% of the Fund’s average daily net assets respectively.  For the six months ended June 30, 2012, the Advisor waived $86,412 in fees for the Fund.

The Advisor is permitted to seek reimbursement from the Fund, subject to limitations for fees waived and/or Fund expenses it pays over the following three years after payment.  At June 30, 2012, the remaining cumulative unreimbursed amounts paid and/or waived by the Advisor on behalf of the Fund that may be recouped are shown in the table below.  The Advisor may recapture a portion of the unreimbursed amounts no later than the date stated.

Year of Expiration	Amount
December 31, 2012	$138,944
December 31, 2013	166,354
December 31, 2014	139,524
December 31, 2015	86,412
$531,234

CONGRESS LARGE CAP GROWTH FUND

NOTES TO FINANCIAL STATEMENTS June 30, 2012 (Unaudited) (Continued)

The Fund must pay its current ordinary operating expenses before the Advisor is entitled to any reimbursement of fees and/or expenses.  Any such reimbursement is also contingent upon Board of Trustees review and approval prior to the time the reimbursement is initiated.

U.S. Bancorp Fund Services, LLC (“USBFS”), an indirect wholly-owned subsidiary of U.S. Bancorp, serves as the Fund’s Administrator (the “Administrator”) and, in that capacity, performs various administrative and accounting services for the Fund.  USBFS also serves as the Fund’s fund accountant, transfer agent, dividend disbursing agent and registrar.  The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the trustees; monitors the activities of the Fund’s custodian, transfer agent and accountants; coordinates the preparation and payment of Fund expenses and reviews the Fund’s expense accruals.  For the six months ended June 30, 2012, the Fund incurred $24,002 in administration fees.  The officers of the Trust are employees of the Administrator.  The Chief Compliance Officer is also an employee of the Administrator.  For the six months ended June 30, 2012, the Fund was allocated $3,744 of the Trust’s Chief Compliance Officer fee.

Quasar Distributors, LLC (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares.  U.S. Bank, N.A. (the “Custodian”) serves as custodian to the Fund.  Both the Distributor and Custodian are affiliates of the Administrator.

The Fund has adopted a Distribution Plan (the “Plan”) in accordance with Rule 12b-1 under the 1940 Act with respect to the Retail Class shares.  The Plan provides that the Fund may pay a fee to the Distributor at an annual rate up to 0.25% of the average daily net assets of the Retail Class shares.  These fees may be used by the Distributor to provide compensation for sales support distribution activities, or shareholder servicing activities.  For the six months ended June 30, 2012, the Fund incurred $20,044 in distribution fees.

NOTE 4 – PURCHASES AND SALES OF SECURITIES

The cost of purchases and the proceeds from sales of securities, excluding short-term securities and U.S. Government securities for the Fund for the six months ended June 30, 2012, were $4,192,797 and $22,073,029, respectively.

There were no purchases or sales of long-term U.S. Government securities for the six months ended June 30, 2012.

CONGRESS LARGE CAP GROWTH FUND

NOTES TO FINANCIAL STATEMENTS June 30, 2012 (Unaudited) (Continued)

The cost basis of investments for federal income tax purposes at June 30, 2012, was as follows:

Cost of investments	$15,047,101
Gross unrealized appreciation on long positions	2,797,498
Gross unrealized depreciation on long positions	(331,809)
Net Unrealized Appreciation	$2,465,689

NOTE 5 – DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the six months ended June 30, 2012 and year ended December 31, 2011 for the Fund was as follows:

	2012	2011
Distributions paid from:
Ordinary Income	$—	$225,641
Long-term capital gain	—	—
	$—	$225,641

As of December 31, 2011, the components of the accumulated earnings/(losses) on a tax basis were as follows:

Net unrealized depreciation on long positions	$4,523,776
Undistributed ordinary income	785
Undistributed long-term capital gain	—
Total distributable earnings	785
Other accumulated gains/(losses)	(1,447,155)
Total accumulated earnings/(losses)	$3,077,406

NOTE 6 – CREDIT FACILITY

U.S. Bank, N.A. (the “Bank”) has made available to the Fund a credit facility to be used for temporary or extraordinary purposes.  The maximum amount available for the Fund is $1,700,000.  During the six months ended June 30, 2012, the Fund did not draw on the line of credit and there was no loan payable balance for the Fund at June 30, 2012.

NOTE 7 – ADDITIONAL SUBSEQUENT INFORMATION (Unaudited)

On January 20, 2012, the Congress Large Cap Growth Fund, Institutional Class, had a redemption representing approximately 56% of the Fund’s net assets at the time of the transaction.

CONGRESS LARGE CAP GROWTH FUND

INFORMATION ABOUT PROXY VOTING (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (888) 688-1299.  Furthermore, you can obtain the description on the SEC’s website at www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent period ended June 30 is available without charge, upon request, by calling (888) 688-1299.  Furthermore, you can obtain the Fund’s proxy voting records on the SEC’s website at www.sec.gov.

INFORMATION ABOUT THE PORTFOLIO HOLDINGS (Unaudited)

The Fund files its complete schedule of portfolio holdings for its first and third fiscal quarters with the SEC on Form N-Q.  The Fund also discloses its month-end holdings on their website at www.congressasset.com/funds within 15 days after the month end.  The Fund’s Form N-Q is available without charge, upon request, by calling (888) 688-1299.  Furthermore, you can obtain the Form N-Q on the SEC’s website at www.sec.gov.

INFORMATION ABOUT HOUSEHOLDING (Unaudited)

To reduce expenses, we may mail only one copy of the Fund’s prospectus and each annual and semi-annual report to those address shared by two or more accounts.  If you wish to receive individual copies of these documents, please call us at (888) 688-1299 (or contact your financial institution).  We will begin sending you individual copies thirty days after receiving your request.

(This Page Intentionally Left Blank.)

CONGRESS LARGE CAP GROWTH FUND

PRIVACY NOTICE

The Fund collects non-public personal information about you from the following sources:

•Information we receive about you on applications or other forms;

•Information you give us verbally; and/or

•Information about your transactions with us or others.

We do not disclose any non-public personal information about our shareholders or former shareholders without the shareholder’s authorization, except as permitted by law or in response to inquiries from governmental authorities.  We may share information with affiliated parties and unaffiliated third parties with whom we have contracts for servicing the Fund.  We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities.  All shareholder records will be disposed of in accordance with applicable law.  We maintain physical, electronic and procedural safeguards to protect your non-public personal information and require third parties to treat your non-public personal information with the same high degree of confidentiality.

In the event that you hold shares of a Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared with unaffiliated third parties.

This page is not a part of the Semi-Annual Report.

Advisor
CONGRESS ASSET MANAGEMENT COMPANY
2 Seaport Lane
Boston, Massachusetts  02210

Distributor
QUASAR DISTRIBUTORS, LLC
615 East Michigan Street
Milwaukee, Wisconsin  53202

Custodian
U.S. BANK, N.A.
Custody Operations
1555 N. RiverCenter Drive, Suite 302
Milwaukee, Wisconsin  53212

Transfer Agent, Fund Accountant and Fund Administrator
U.S. BANCORP FUND SERVICES, LLC
615 East Michigan Street
Milwaukee, Wisconsin  53202

Independent Registered Public Accounting Firm
TAIT, WELLER & BAKER LLP
1818 Market Street, Suite 2400
Philadelphia, Pennsylvania  19103

Legal Counsel
PAUL HASTINGS LLP
Park Avenue Tower
75 E. 55th Street, Floor 15
New York, New York  10022

Congress Large Cap Growth Fund, Retail Class
Symbol – CAMLX
CUSIP – 742935216
Congress Large Cap Growth Fund, Institutional Class
Symbol – CMLIX
CUSIP – 74316J789

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporate by reference to previous Form N-CSR filing.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Professionally Managed Portfolios

By (Signature and Title)      /s/ Eric W. Falkeis
Eric W. Falkeis, President

Date                      8/28/12

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)      /s/ Eric W. Falkeis
Eric W. Falkeis, President

Date                      8/28/12

By (Signature and Title)      /s/ Patrick J. Rudnick
Patrick J. Rudnick, Treasurer

Date                      8/28/12

* Print the name and title of each signing officer under his or her signature.